Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Short-Term Investments Trust
Entity Central Index Key	0000205007
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000000496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Institutional Class
Trading Symbol	AGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Institutional Class)	$8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Private Investment Class
Trading Symbol	GPVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Private Investment Class)	$23	0.46%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[2]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Personal Investment Class
Trading Symbol	AGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Personal Investment Class)	$36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[3]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Cash Management Class
Trading Symbol	AGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Cash Management Class)	$12	0.24%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[4]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000499 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Reserve Class
Trading Symbol	AGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Reserve Class)	$52	1.03%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[5]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000500 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Resource Class
Trading Symbol	AGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Resource Class)	$16	0.32%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[6]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029703 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Corporate Class
Trading Symbol	AGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Corporate Class)	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[7]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000224183 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (CAVU Securities Class)	$8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[8]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000250407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Premier Class
Trading Symbol	AGIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Premier Class)	$6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[9]
Net Assets	$ 77,915,095,731
Holdings Count | Holding	166
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$77,915,095,731
Total number of portfolio holdings	166

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	71.6%
8-30	0.6%
31-60	3.8%
61-90	2.7%
91-180	3.2%
181+	18.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000503 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Institutional Class
Trading Symbol	TSPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Institutional Class)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[10]
Net Assets	$ 1,310,344,209
Holdings Count | Holding	34
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000505 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Private Investment Class
Trading Symbol	TXPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Private Investment Class)	$22	0.43%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[11]
Net Assets	$ 1,310,344,209
Holdings Count | Holding	34
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000504 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Personal Investment Class
Trading Symbol	TSSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Personal Investment Class)	$37	0.73%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[12]
Net Assets	$ 1,310,344,209
Holdings Count | Holding	34
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000502 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Cash Management Class
Trading Symbol	TSMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Cash Management Class)	$13	0.26%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[13]
Net Assets	$ 1,310,344,209
Holdings Count | Holding	34
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000506 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Reserve Class
Trading Symbol	TSVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Reserve Class)	$53	1.05%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[14]
Net Assets	$ 1,310,344,209
Holdings Count | Holding	34
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Resource Class
Trading Symbol	TSRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Resource Class)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[15]
Net Assets	$ 1,310,344,209
Holdings Count | Holding	34
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Corporate Class
Trading Symbol	TACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Corporate Class)	$11	0.21%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[16]
Net Assets	$ 1,310,344,209
Holdings Count | Holding	34
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,310,344,209
Total number of portfolio holdings	34

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	7.4%
8-30	30.7%
31-60	38.0%
61-90	9.3%
91-180	2.6%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Institutional Class
Trading Symbol	TRPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Institutional Class)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[17]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000526 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Private Investment Class
Trading Symbol	TPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Private Investment Class)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[18]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Personal Investment Class
Trading Symbol	TRSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Personal Investment Class)	$37	0.73%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[19]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000523 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Cash Management Class
Trading Symbol	TRMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Cash Management Class)	$13	0.26%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[20]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000527 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Reserve Class
Trading Symbol	TREXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Reserve Class)	$53	1.05%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[21]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000528 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Resource Class
Trading Symbol	TRRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Resource Class)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[22]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029707 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Corporate Class
Trading Symbol	TYCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Corporate Class)	$11	0.21%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[23]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000224185 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (CAVU Securities Class)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[24]
Net Assets	$ 41,662,682,980
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$41,662,682,980
Total number of portfolio holdings	62

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.0%
8-30	6.6%
31-60	3.4%
61-90	0.8%
91-180	4.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

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